Share-Based Payments - Summary of Weighted Average Exercise Price of Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Brazil [Member] | Ambev [member]
Disclosure of options weighted average exercise price [line items]
Options outstanding at 1 January	$ 3.57	$ 3.81	$ 4.6
Granted during the year			3.47
Exercised during the year		2.36	1.6
Forfeited during the year	4.33	4.53	4.42
Outstanding at the end of December	3.72	3.57	3.81
Exercisable at the end of December	3.86	3.79	4.56
AB inBev [member]
Disclosure of options weighted average exercise price [line items]
Options outstanding at 1 January	64.77	71.22	79.66
Granted during the year			53.41
Exercised during the year	16.11	46.3	29.92
Forfeited during the year	94.76	89.56	117.82
Lapsed during the year	88.1
Outstanding at the end of December	76.04	64.77	71.22
Exercisable at the end of December	$ 102.19	$ 98.27	$ 99.54